Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Shares to be issued CNY (¥)	Shares to be issued USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018		¥ 41,992				¥ 10,323		¥ 4,621				¥ 56,936
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	19,400,000	19,400,000
Net income								149,918				149,918
Capital distribution due to reorganization		(32,328)										(32,328)
Appropriation to statutory reserves						1,736		(1,736)
Balance at Dec. 31, 2019		¥ 9,664				12,059		152,803				174,526
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	27,037,302	27,037,302
Conversion of convertible notes and rights		¥ 4,038										4,038
Conversion of convertible notes and rights (in Shares) | shares	[1]	63,250	63,250
Issuance of Class A ordinary shares for underwriting fee payables		¥ 14,131										14,131
Issuance of Class A ordinary shares for underwriting fee payables (in Shares) | shares	[1]	402,983	402,983
Contingent consideration-earn-out liability from SPAC Transaction		¥ (266,828)										(266,828)
Effect of reverse merger recapitalization		¥ (51,067)										(51,067)
Effect of reverse merger recapitalization (in Shares) | shares	[1]	2,249,350	2,249,350
Conversion of rights to Class A ordinary shares upon the reverse merger recapitalization
Conversion of rights to Class A ordinary shares upon the reverse merger recapitalization (in Shares) | shares	[1]	602,000	602,000
Issuance of Class A ordinary shares to underwriter and advisors		¥ 18,713										18,713
Issuance of Class A ordinary shares to underwriter and advisors (in Shares) | shares	[1]	533,000	533,000
Issuance of Class A ordinary shares for BeeLive Acquisition		¥ 175,000										175,000
Issuance of Class A ordinary shares for BeeLive Acquisition (in Shares) | shares	[1]	3,786,719	3,786,719
Shares to be issued for achievement of earnout target				200,100								200,100
Foreign currency translation adjustments										14,802		14,802
Net income								176,100				176,100
Appropriation to statutory reserves						6,293		(6,293)
Balance at Dec. 31, 2020		¥ (96,349)		200,100		18,352		322,610		14,802		459,515
Balance (in Shares) at Dec. 31, 2021 | shares		30,844,641	30,844,641
Shares to be issued for achievement of earnout target				128,119								128,119
Foreign currency translation adjustments										2,313		2,313
Net income								170,012				170,012	$ 26,679
Issuance of shares for achievement of earnout target		¥ 200,100		(200,100)
Issuance of shares for achievement of earnout target (in Shares) | shares		3,540,960	3,540,960
Issuance shares for private placement		¥ 4,177										4,177
Issuance shares for private placement (in Shares) | shares		108,230	108,230
Exercise of warrants		¥ 4,340										¥ 4,340
Exercise of warrants (in Shares) | shares		48,149	48,149									96,300	96,300
Exercise of Unit Purchase Option		¥ 9,112										¥ 9,112
Exercise of Unit Purchase Option (in Shares) | shares		110,000	110,000
Share base compensation		¥ 31,857										31,857
Appropriation to statutory reserves						13,423		(13,423)
Balance at Dec. 31, 2021		¥ 153,237		¥ 128,119		¥ 31,775		¥ 479,199		¥ 17,115		¥ 809,445	$ 127,020
Balance (in Dollars) | $			$ 24,046		$ 20,105		$ 4,986		$ 75,197		$ 2,686		$ 127,020
Balance (in Shares) | shares	[1]	30,844,641	30,844,641

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization